Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Schedule of earning Loss per share, basic and diluted
	Years ended December 31,
	2020	2019
Numerator for basic and diluted net income per share:
Basic net income	$675,996	$47,977
Plus: Interest expense saved on converted debt	27,068	0
Diluted net income	$703,064	$47,977
Basic and diluted net income per share	$.02	$.00

Weighted average common shares outstanding
Basic shares	29,061,883	29,061,883
Plus: Stock options	6,215,883	750,000
Plus: Convertible debt	9,422,320	0
Diluted shares	44,700,086	29,811,883

Anti-dilutive shares excluded from net income per share	2,715,000	29,195,736

Schedule of Disaggregation of revenue
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Managed support services	$1,114,851	$1,192,469	$3,243,183	$3,533,777
Cybersecurity projects and software	704,889	601,080	2,096,403	1,700,728
Other IT consulting services	17,000	51,000	119,000	213,000
Total sales	$1,836,740	$1,844,549	$5,458,586	$5,447,505

	Years Ended December 31,
	2020	2019
Managed support services	$4,669,570	$4,986,217
Cybersecurity projects and software	2,285,876	1,569,972
Other IT consulting services	264,000	538,090
Total revenue	$7,219,446	$7,094,279